9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Operating Leases

2017	$ 6,046,270
2018	4,674,442
2019	3,176,988
2020	2,234,808
2021	882,838
2022 and beyond	16,348
Total	$ 17,031,694